Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Borrowings

	2019	2018
Capital funding	1,745	1,774
Operational funding	7,562	10,287
At December 31	9,307	12,061

Current	4,969	1,379
Non-current	4,338	10,682

Fair value of borrowings	9,783	12,421

Summary of Undrawn Committed Borrowings Facilities
The difference between the contractually required payment at maturity date and the carrying amount of the borrowings amounted to EUR 40 million negative (2018: EUR 8 million negative).

Undrawn committed borrowing facilities:	2019	2018
Floating-rate
- Expiring within one year	516	260
- Expiring beyond one year	2,887	3,420
At December 31	3,403	3,680

Capital funding [member]
Statement [LineItems]
Summary of Borrowings
A detailed composition of capital funding is included in the following table:

(sorted at maturity)	Coupon rate	Coupon date	Issue / Maturity	2019	2018
EUR 75 million Medium-Term Notes 1)	4.625%	December 9	2004 / 19	-	78
USD 500 million Senior Notes 1), 2)	5.75%	Semi-annually	2005 / 20	461	457
EUR 500 million Senior Unsecured Notes	1.00%	December 8	2016 / 23	497	496
GBP 250 million Medium-Term Notes	6.125%	December 15	1999 / 31	293	277
GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually	2009 / 39	467	440
Other				26	26
At December 31				1,745	1,774

1	Measured at fair value.
2	Issued by subsidiaries of, and guaranteed by, Aegon N.V.

Operational funding [member]
Statement [LineItems]
Summary of Borrowings

	Coupon rate	Coupon date	Issue / Maturity	2019	2018
Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	- / 2020-22	817	375
EUR 1,367 million “SAECURE 14” RMBS Note 1), 2)	Floating	Quarterly	2014 / 19	-	874
EUR 1,443 million “SAECURE 15” RMBS Note 1), 3)	Floating	Quarterly	2014 / 20	917	1,038
EUR 875 million “SAECURE 16” RMBS Note 1), 4)	Floating	Quarterly	2018 / 23	820	875
EUR 512 million “SAECURE 18” RMBS Note 1), 5)	Floating	Quarterly	2019/25	491	-
EUR 750 million Conditional Pass-Through Covered Bond 1), 6)	0.267%	Annual	2015 / 20	749	748
EUR 500 million Conditional Pass-Through Covered Bond 1), 7)	0.250%	Annual	2016 / 23	498	497
EUR 500 million Conditional Pass-Through Covered Bond 1), 8)	0.750%	Annual	2017 / 27	489	488
EUR 500 million Conditional Pass-Through Covered Bond 1), 9)	0.375%	Annual	2017 / 24	498	497
USD 1.54 billion Variable Funding Surplus Note 10), 11)	Floating	Quarterly	2006 / 36	-	1,388
FHLB Secured borrowings 1)	Floating	Quarterly	2016 / 46	1,777	3,495
Aegon Bank Senior Non-Preferred debt 1)	Fixed	Annual	2019/24	497	-
Other				8	12
At December 31				7,562	10,287

1	Issued by a subsidiary of Aegon N.V.
2
The first optional redemption date is January 30, 2019; the final maturity date is January 30, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

3
The first optional redemption date is January 30, 2020; the final maturity date is January 30, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

4
The first optional redemption date is October 30, 2023; the final legal maturity date is October 30, 2091. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

5
The first optional redemption date is July 28, 2025; the final legal maturity date is April 28, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

6	The maturity date is December 1, 2020; the extended due for payment date is December 1, 2052.
7	The maturity date is May 25, 2023; the extended due for payment date is May 25, 2055.
8	The maturity date is June 27, 2027; the extended due for payment date is June 27, 2059.
9	The maturity date is November 21, 2024; the extended due for payment date is November 21, 2056.
10	Outstanding amounts can vary up to the maximum stated nominal amount.
11
This debenture is issued by a wholly owned captive that is consolidated in the Aegon N.V. consolidated financial statements. A guarantee has been provided by Aegon N.V. - refer to note 45 Commitments and contingencies.